Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Long Term Debt
Long-term debt as of December 31, 2014 and 2013 consists of the following (in millions):

	2014	2013
Term Loan A-4, quarterly principal amortization (1)	$1,300.0	$1,962.5
Senior Notes due 2017, interest payable semi-annually at 1.450%	300.0	—
Senior Notes due 2018, interest payable semi-annually at 2.000%	250.0	250.0
Senior Notes due 2020, interest payable semi-annually at 7.875%	—	500.0
Senior Notes due 2022, interest payable semi-annually at 5.000%	700.0	700.0
Senior Notes due 2023, interest payable semi-annually at 3.500%	1,000.0	1,000.0
Senior Notes due 2024, interest payable semi-annually at 3.875%	700.0	—
Revolving Loan, (2)	795.0	29.0
Other	22.7	27.1
	5,067.7	4,468.6
Current portion	(13.1)	(128.8)
Long-term debt, excluding current portion	$5,054.6	$4,339.8
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(1)
Interest on the Term Loans A-4 is generally payable at LIBOR plus an applicable margin of up to 1.75% based upon the Company's corporate credit ratings and the ratings on the FIS Credit Agreement. As of December 31, 2014, the weighted average interest rate on the Term Loans A-4 was 1.41%.

(2)
Interest on the Revolving Loan is generally payable at LIBOR plus an applicable margin of up to 1.75% plus an unused commitment fee of up to 0.25%, each based upon the Company's corporate credit ratings and the ratings on the FIS Credit Agreement. As of December 31, 2014, the applicable margin on the Revolving Loan, excluding facility fees and unused commitment fees, was 1.25%.

Schedule of Principal Maturities of Long-term Debt
The following table summarizes the mandatory annual principal payments pursuant to the FIS Credit Agreement and the senior notes' indentures as of December 31, 2014 (in millions). There are no mandatory principal payments on the Revolving Loan and any balance outstanding on the Revolving Loan will be due and payable at its scheduled maturity date:

	Term Loan A-4	2017 Notes	2018 Notes	2022 Notes	2023 Notes	2024 Notes	Total
2015	—	—	—	—	—	—	$—
2016	—	—	—	—	—	—	—
2017	1,300.0	300.0	—	—	—	—	1,600.0
2018	—	—	250.0	—	—	—	250.0
2019	—	—	—	—	—	—	—
Thereafter	—	—	—	700.0	1,000.0	700.0	2,400.0
Total	$1,300.0	$300.0	$250.0	$700.0	$1,000.0	$700.0	$4,250.0

Schedule of Interest Rate Swap Transactions
As of December 31, 2014, we have entered into the following interest rate swap transactions converting a portion of the interest rate exposure on our Term and Revolving Loans from variable to fixed (in millions):

Effective date	Termination date	Notional amount	Bank pays variable rate of	FIS pays fixed rate of
July 1, 2012	July 1, 2015	300.0	One Month LIBOR (1)	0.58%	(2)
February 3, 2014	February 1, 2017	400.0	One Month LIBOR (1)	0.89%	(2)
		$700.0
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(1)	0.17% in effect as of December 31, 2014.

(2)	Does not include the applicable margin and facility fees paid to lenders on term loans and revolving loans as described above.

Schedule of Fair Value of Derivative Instruments
A summary of the fair value of the Company’s interest rate derivative instruments is as follows (in millions):

	December 31, 2014		December 31, 2013
	Balance sheet location	Fair value	Balance sheet location	Fair value
Interest rate swap contracts	Accounts payable and accrued liabilities	$0.7	Accounts payable and accrued liabilities	$2.5
Interest rate swap contracts	Other long-term liabilities	0.9	Other long-term liabilities	1.9

Schedule Effect of Derivative Instruments on the Company's Condensed Consolidated Statements of Earnings
A summary of the effect of derivative instruments on the Company’s Consolidated Statements of Comprehensive Earnings and recognized in AOCE for the years ended December 31, 2014, 2013 and 2012 are as follows (in millions):

	Amount of gain (loss) recognized in AOCE on derivatives
Derivatives in Cash Flow Hedging Relationships	2014	2013	2012
Interest rate swap contracts	$(3.5)	$0.5	$(11.0)

	Amount of gain (loss) reclassified from AOCE into income
Location of gain (loss) reclassified from AOCE into income	2014	2013	2012
Interest expense	$(6.3)	$(5.5)	$(7.7)